PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumptions	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumptions	1.00%	1.00%
Period of reasonably possible increase in life expectancy	1 year	1 year
Period of reasonably possible decrease in life expectancy	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (10,988)	$ (10,085)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	13,666	12,535
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	2,856	2,672
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (2,892)	$ (2,688)